COST OF REVENUES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
COST OF REVENUES
3.	COST OF REVENUES

	For the nine months ended September 30,
	2013	2014
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Content related costs	56,995	88,121	14,357
Depreciation and amortization	18,813	23,143	3,770
Bandwidth and internet data center	14,314	23,000	3,747
Value-added taxes, business taxes and surcharges	74,296	124,299	20,251

	164,418	258,563	42,125

13.	COST OF REVENUES

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Content related costs	43,943	62,871	95,987	15,856
Depreciation and amortization	18,739	21,978	26,439	4,367
Bandwidth and internet data centre	11,936	15,045	21,047	3,477
VAT, business taxes and surcharges	55,947	78,346	108,763	17,966

	130,565	178,240	252,236	41,666